Equity and Cash Incentive Program - Summary of Activity Relating to SARs (Detail) - Stock Appreciation Rights [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of SARs
Number of Shares Outstanding, Beginning Balance | shares	454,683
Number of Shares, Granted | shares	82,240
Number of Shares, Forfeited or expired | shares	(32,944)
Number of Shares, Exercised | shares	(116,908)
Number of Shares Outstanding, Ending Balance | shares	387,071
Number of Shares Exercisable | shares	157,078
Weighted-Average Exercise Price
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 63.69
Weighted Average Exercise Price, Granted | $ / shares	79.28
Weighted Average Exercise Price, Forfeited or expired | $ / shares	67.1
Weighted Average Exercise Price, Exercised | $ / shares	61.93
Weighted Average Exercise Price, Ending Balance | $ / shares	67.17
Weighted Average Exercise Price Exercisable | $ / shares	$ 64.3
Weighted-Average Remaining Contractual Term (Years)
Weighted Average Contractual Term, Outstanding	6 years 8 months 12 days
Weighted Average Contractual Term, Exercisable	4 years 7 months 6 days